BUSINESS COMBINATIONS - Direct Conversion Narrative (Details) - Direct Conversion AB - USD ($) $ in Millions	Apr. 29, 2019	Apr. 30, 2019
Business Acquisition [Line Items]
Percentage of voting interests acquired		98.20%
Net cash paid	$ 69.5
Debt assumed	4.5
Deferred payment, value assigned	$ 9.9
Deferred payment (in shares)	300,000